CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income
Loans, including fees	$ 216,306	$ 249,751	$ 285,689
Investment securities
Taxable	34,147	37,664	28,239
Tax-exempt	2,400	736	767
Total investment securities interest	36,547	38,400	29,006
Other earning assets	(7,645)	(7,221)	(5,878)
Total interest income	245,208	280,930	308,817
Interest expense
Deposits	13,247	24,625	40,781
Short-term borrowings	1,177	262	163
Long-term borrowings	2,464	2,702	3,586
Subordinated debentures and capital securities	0	0	391
Total interest expense	16,888	27,589	44,921
Net interest income	228,320	253,341	263,896
Provision for loan and lease losses - uncovered	8,714	19,117	19,210
Provision for loan and lease losses - covered	195	30,903	64,081
Net interest income after provision for loan and lease losses	219,411	203,321	180,605
Noninterest income
Service charges on deposit accounts	20,595	21,215	19,206
Trust and wealth management fees	14,319	13,951	14,340
Bankcard income	10,914	10,028	9,291
Net gains from sales of loans	3,150	4,570	4,258
Gains on sales of investment securities	1,724	3,628	2,541
FDIC loss sharing income	3,720	35,346	60,888
Accelerated discount on covered loans	7,153	13,662	20,521
Other	12,072	20,021	11,486
Total noninterest income	73,647	122,421	142,531
Noninterest expenses
Salaries and employee benefits	101,402	113,154	106,914
Pension settlement charges	6,174	0	0
Net occupancy	21,207	20,682	21,410
Furniture and equipment	8,970	9,190	9,945
Data processing	10,229	8,837	5,716
Marketing	4,270	5,550	5,794
Communication	3,207	3,409	3,203
Professional services	6,876	7,269	9,636
State intangible tax	3,929	3,899	3,583
FDIC assessments	4,501	4,682	5,676
Loss (gain) - other real estate owned	1,250	3,250	3,971
Loss (gain) - covered other real estate owned	(1,219)	2,446	9,224
Loss sharing expense	7,083	10,725	3,600
FDIC indemnification impairment	22,417	0	0
Other	25,179	28,904	29,425
Total noninterest expenses	225,475	221,997	218,097
Income before income taxes	67,583	103,745	105,039
Income tax expense	19,234	36,442	38,300
Net income	$ 48,349	$ 67,303	$ 66,739
Earnings per common share
Basic	$ 0.84	$ 1.16	$ 1.16
Diluted	$ 0.83	$ 1.14	$ 1.14
Average common shares outstanding-basic	57,270,233	57,876,685	57,691,979
Average common shares outstanding-diluted	58,073,054	58,868,792	58,693,205